Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Summary of Number of Options Outstanding	The total number of outstanding AB InBev options developed as follows:

Million options	2025	2024	2023
Options outstanding at 1 January	69.2	75.8	83.2
Options exercised during the year	(7.9)	-	(2.2)
Options forfeited during the year	(14.3)	(2.9)	(1.3)
Options lapsed during the year	(3.6)	(3.7)	(3.9)
Options outstanding at the end of December	43.4	69.2	75.8

Summary of Weighted Average Exercise Price of Options
The weighted average exercise price of the AB InBev options is as follows:

Amounts in US dollar	2025	2024	2023
Options outstanding at 1 January	71.59	79.46	76.04
Exercised during the year	47.47	-	29.96
Forfeited during the year	113.00	75.45	67.66
Lapsed during the year	129.02	102.10	96.27
Outstanding at the end of December	71.06	71.59	79.46
Exercisable at the end of December	71.06	93.25	108.11

AB InBev [member]
Statement [LineItems]
Summary of Number of Outstanding Deferred and Restricted stock Units
The total number of outstanding AB InBev RSUs and PSUs developed as follows:

Million RSU and PSUs	2025	2024	2023
RSUs and PSUs outstanding at 1 January	31.2	29.0	28.7
RSUs and PSUs issued during the year	9.7	7.3	5.9
RSUs and PSUs vested during the year	(14.9)	(4.1)	(4.3)
RSUs and PSUs forfeited during the year	(0.8)	(1.1)	(1.3)
RSUs and PSUs outstanding at the end of December	25.2	31.2	29.0

Ambev [member]
Statement [LineItems]
Summary of Number of Options Outstanding
The total number of outstanding Ambev options developed as follows:

Million options	2025	2024	2023
Options outstanding at 1 January	72.5	88.0	99.8
Options forfeited during the year	(12.3)	(15.5)	(11.8)
Options outstanding at the end of December	60.2	72.5	88.0

Summary of Weighted Average Exercise Price of Options
The weighted average exercise price of the Ambev options is as follows:

Amounts in US dollar	2025	2024	2023
Options outstanding at 1 January	2.95	3.89	3.72
Forfeited during the year	3.34	3.60	4.68
Outstanding at the end of December	3.44	2.95	3.89
Exercisable at the end of December	3.44	2.95	3.94

Summary of Number of Outstanding Deferred and Restricted stock Units
The total number of outstanding Ambev RSUs and PSUs developed as follows:

Million RSUs and PSUs	2025	2024	2023
RSUs and PSUs outstanding at 1 January	120.4	120.0	109.8
RSUs and PSUs issued during the year	33.9	25.6	33.7
RSUs and PSUs vested during the year	(48.7)	(20.3)	(18.3)
RSUs and PSUs forfeited during the year	(4.8)	(4.9)	(5.2)
RSUs and PSUs outstanding at the end of December	100.8	120.4	120.0